Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Benefit Obligations Fair Value of Plan Assets and Funded Status
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2014	2013	2014	2013
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$178,113	$104,291	$45,399	$31,674
Projected benefit obligation assumed from business combination	1,022	73,601	—	17,943
Modifications to pension plan	(560)	81	—	—
Service cost	4,828	3,273	2,022	1,602
Interest cost	8,549	4,350	2,186	1,508
Actuarial loss (gain)	39,704	(11,395)	14,893	(8,499)
Benefits paid	(8,125)	(3,597)	(1,255)	(1,158)
Loss on foreign exchange	18,432	7,509	5,012	2,329
Projected benefit obligation, end of year	$241,963	$178,113	$68,257	$45,399
Change in plan asset
Fair value of plan assets, beginning of year	139,280	66,524	13,395	10,195
Plan assets acquired in business combination	—	57,285	—	658
Actual return on plan assets	6,568	10,733	1,176	1,730
Employer contributions	5,676	3,013	(222)	1,208
Benefits paid	(7,414)	(3,597)	(1,255)	(1,157)
Gain on foreign exchange	12,880	5,322	1,201	761
Fair value of plan assets, end of year	$156,990	$139,280	$14,295	$13,395
Unfunded status	$(84,973)	$(38,833)	$(53,962)	$(32,004)
Amounts recognized in the consolidated balance sheets consists of:
Current liabilities	—	(305)	(333)	—
Non-current liabilities	(84,973)	(38,528)	(53,629)	(32,004)
Net amount recognized	$(84,973)	$(38,833)	$(53,962)	$(32,004)

Amounts Recognized in Accumulated Other Comprehensive loss
The amounts recognized in AOCI before tax were as follows:

	AOCI
	Pension	OPEB
Balance, January 1, 2013	$3,333	$821
Current year net actuarial gain	(17,777)	(9,878)
Current year prior service loss	82	—
Amortization of net actuarial loss	(23)	(26)
Balance at December 31, 2013	$(14,385)	$(9,083)
Current year net actuarial loss	43,350	14,338
Current year prior service credit	(563)	—
Amortization of net actuarial gain	349	641
Balance at December 31, 2014	$28,751	$5,896

Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit obligation for 2014 and 2013 were as follows:

	Pension benefits		OPEB
	2014	2013	2014	2013
Discount rate	3.71%	4.55%	3.80%	4.60%
Rate of compensation increase	3.01%	2.97%	N/A	N/A
Health care cost trend rate
Before Age 65			7.00%	7.63%
Age 65 and after			7.00%	7.63%
Assumed Ultimate Medical Inflation Rate			5.00%	5.00%
Year in which Ultimate Rate is reached			2019	2019
Weighted average assumptions used to determine net benefit cost for 2014 and 2013 were as follows:

	Pension benefits		OPEB
	2014	2013	2014	2013
Discount rate	4.55%	3.68%	4.60%	3.69%
Expected return on assets	7.00%	5.51%	5.53%	5.18%
Rate of compensation increase	2.97%	3.13%	N/A	N/A
Health care cost trend rate
Before Age 65			7.63%	7.68%
Age 65 and after			7.63%	7.68%
Assumed Ultimate Medical Inflation Rate			5.00%	4.80%
Year in which Ultimate Rate is reached			2019	2019

Effect of One Percent Change in Assumed Health Care Cost Trend Rate (HCCTR)
The effect of a one percent change in the assumed health care cost trend rate ("HCCTR") for 2014 is as follows:

2014
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$10,998
Total service and interest cost	623
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(8,664)
Total service and interest cost	(503)

Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit costs for the pension plans and OPEB recorded as part of operating expenses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2014	2013	2014	2013
Service cost	$4,828	$3,273	$2,022	$1,602
Interest cost	8,549	4,350	2,186	1,508
Expected return on plan assets	(10,018)	(4,160)	(628)	(602)
Amortization of net actuarial loss (gain)	(346)	23	(641)	26
Net benefit cost	$3,013	$3,486	$2,939	$2,534

Target Asset Allocation
The Company's target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity securities	74%	49.7%-78%
Debt securities	26%	21.9%-50.3%
Other	—%	0%-0.5%
The fair values of investments as of December 31, 2014, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity securities	122,943	72%
Debt securities	47,771	28%
Other	570	—%

Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

	2015	2016	2017	2018	2019	2020-2024
Pension plan	$9,933	$10,471	$11,099	$11,709	$12,234	$69,107
OPEB	2,157	2,416	2,697	2,908	3,060	19,472